Income Taxes - Summary of Net Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Allowance for customer advances	$ 3,790	$ 2,962
Accrued expenses	1,216	0
Accrued compensation	369	0
Lease liability	448	588
Research and development tax credit	457	62
Other	33	148
Total deferred tax assets	6,313	3,760
Deferred tax liabilities:
Property and equipment	(1,380)	(665)
Right of use asset	(415)	(557)
State taxes	(287)	(131)
Prepaid expenses	(164)	(70)
Total deferred tax liabilities	(2,246)	(1,423)
Total net deferred tax assets before valuation allowance	4,067	2,337
Less: valuation allowance	(4,126)	(2,374)
Total net deferred tax liabilities	$ (59)	$ (37)